Other Current Assets	12 Months Ended
Dec. 31, 2017
Other Current Assets [Abstract]
OTHER CURRENT ASSETS
NOTE 4:-	OTHER CURRENT ASSETS

	December 31,
	2017	2016

Prepaid expenses	$3	$10
Governmental authorities	37	19

	$40	$29